Note 4 - Related Party Transactions (Details Textual)		3 Months Ended
	Jan. 01, 2018	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)
Service Management Costs Daily Fee Related Party | €			€ 685			€ 685
Related Party Agreement Term (Year)	5 years
Related Party Transaction Discount Percentage	5.00%
Due to Related Parties, Total		$ 1,769,238					$ 24,072
Interest and Other Financing Costs, Related Party		50,000			$ 99,726
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction		1,086,405			1,328,822
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction		$ 500,000			500,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage		1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage		1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party		$ 151,526			201,642
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 19,654			11,687
Related Party Transaction Commission on Premium, Maximum, Percentage		5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 39,566			58,350
Related Party Transaction Amounts of Transaction Per Crew Member Per Month		50
Colby Trading Ltd [Member] | First Debt Agreement [Member]
Due to Related Parties, Total									$ 2,500,000
Repayments of Long-term Debt, Total				$ 625,000
Colby Trading Ltd [Member] | Second Debt Agreement [Member]
Due to Related Parties, Total								$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Colby Trading Ltd [Member] | First and Second Debt Agreement [Member]
Interest and Other Financing Costs, Related Party		$ 50,000			$ 99,726